Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000034884
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Member Shares
Trading Symbol	USSPX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Shares	$12	0.23%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 12,620,197,000
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$12,620,197
Number of Holdings	512
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.2%
Utilities	2.4%
Energy	3.5%
Consumer Staples	5.7%
Industrials	8.6%
Communication Services	9.3%
Consumer Discretionary	9.8%
Health Care	11.2%
Financials	13.6%
Information Technology	31.5%

C000034885
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Reward Shares
Trading Symbol	USPRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Reward Shares	$8	0.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 12,620,197,000
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$12,620,197
Number of Holdings	512
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.2%
Utilities	2.4%
Energy	3.5%
Consumer Staples	5.7%
Industrials	8.6%
Communication Services	9.3%
Consumer Discretionary	9.8%
Health Care	11.2%
Financials	13.6%
Information Technology	31.5%

C000034863
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Fund Shares
Trading Symbol	USAUX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$35	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
AssetsNet	$ 2,313,995,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,313,995
Number of Holdings	55
Portfolio Turnover	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Real Estate	0.6%
Consumer Staples	2.9%
Financials	5.1%
Industrials	8.5%
Health Care	9.8%
Consumer Discretionary	10.5%
Communication Services	15.7%
Information Technology	45.6%

C000066835
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIAGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$38	0.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,313,995,000
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,313,995
Number of Holdings	55
Portfolio Turnover	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Real Estate	0.6%
Consumer Staples	2.9%
Financials	5.1%
Industrials	8.5%
Health Care	9.8%
Consumer Discretionary	10.5%
Communication Services	15.7%
Information Technology	45.6%

C000034895
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Fund Shares
Trading Symbol	USCGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$58	1.09%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
AssetsNet	$ 948,240,000
Holdings Count | Holding	445
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$948,240
Number of Holdings	445
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Energy	3.3%
Materials	4.5%
Communication Services	7.7%
Consumer Staples	8.6%
Consumer Discretionary	9.8%
Industrials	11.6%
Health Care	12.2%
Financials	14.6%
Information Technology	22.6%

C000159209
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Institutional Shares
Trading Symbol	UICGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$60	1.14%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
AssetsNet	$ 948,240,000
Holdings Count | Holding	445
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$948,240
Number of Holdings	445
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Energy	3.3%
Materials	4.5%
Communication Services	7.7%
Consumer Staples	8.6%
Consumer Discretionary	9.8%
Industrials	11.6%
Health Care	12.2%
Financials	14.6%
Information Technology	22.6%

C000220613
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class A
Trading Symbol	UITBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 5,154,523,000
Holdings Count | Holding	1,147
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%

C000220614
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class C
Trading Symbol	UITCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$79	1.53%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
AssetsNet	$ 5,154,523,000
Holdings Count | Holding	1,147
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%

C000175750
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	URIBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$21	0.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 5,154,523,000
Holdings Count | Holding	1,147
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%

C000034871
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Fund Shares
Trading Symbol	USIBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$33	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 5,154,523,000
Holdings Count | Holding	1,147
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%

C000066840
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Institutional Shares
Trading Symbol	UIITX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 5,154,523,000
Holdings Count | Holding	1,147
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%

C000034943
Shareholder Report [Line Items]
Fund Name	Victory Extended Market Index Fund
Class Name	Fund Shares
Trading Symbol	USMIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Extended Market Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 774,879,000
Holdings Count | Holding	2,505
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$774,879
Number of Holdings	2,505
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.2%
Consumer Staples	3.2%
Energy	3.8%
Materials	5.6%
Real Estate	7.4%
Information Technology	11.6%
Health Care	12.8%
Consumer Discretionary	13.2%
Financials	18.3%
Industrials	18.3%

C000129296
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Fund Shares
Trading Symbol	UGMVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$48	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
AssetsNet	$ 517,798,000
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$517,798
Number of Holdings	386
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.7%
Materials	3.2%
Energy	4.4%
Communication Services	6.7%
Financials	10.9%
Consumer Staples	11.1%
Health Care	11.2%
Consumer Discretionary	11.5%
Industrials	14.1%
Information Technology	25.6%

C000066372
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Institutional Shares
Trading Symbol	UGOFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$37	0.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 517,798,000
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$517,798
Number of Holdings	386
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.7%
Materials	3.2%
Energy	4.4%
Communication Services	6.7%
Financials	10.9%
Consumer Staples	11.1%
Health Care	11.2%
Consumer Discretionary	11.5%
Industrials	14.1%
Information Technology	25.6%

C000034865
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Fund Shares
Trading Symbol	USGRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.87%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 2,017,789,000
Holdings Count | Holding	458
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,017,789
Number of Holdings	458
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	3.4%
Utilities	3.5%
Energy	3.7%
Communication Services	7.0%
Consumer Discretionary	8.1%
Industrials	8.1%
Consumer Staples	9.3%
Health Care	14.7%
Financials	16.3%
Information Technology	22.5%

C000159207
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Institutional Shares
Trading Symbol	UIGIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$53	0.99%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
AssetsNet	$ 2,017,789,000
Holdings Count | Holding	458
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,017,789
Number of Holdings	458
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	3.4%
Utilities	3.5%
Energy	3.7%
Communication Services	7.0%
Consumer Discretionary	8.1%
Industrials	8.1%
Consumer Staples	9.3%
Health Care	14.7%
Financials	16.3%
Information Technology	22.5%

C000034864
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Fund Shares
Trading Symbol	USAAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.87%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 2,533,061,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,533,061
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Consumer Staples	4.2%
Industrials	5.6%
Financials	7.7%
Health Care	10.4%
Consumer Discretionary	11.9%
Communication Services	17.7%
Information Technology	41.6%

C000066836
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIGRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$48	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 2,533,061,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,533,061
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Consumer Staples	4.2%
Industrials	5.6%
Financials	7.7%
Health Care	10.4%
Consumer Discretionary	11.9%
Communication Services	17.7%
Information Technology	41.6%

C000175747
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Class R6
Trading Symbol	URHIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$33	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,040,574,000
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,040,574
Number of Holdings	475
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.0%
Cash Flow CLO	3.1%
Consumer Staples	4.2%
Energy	4.6%
Materials	5.5%
Information Technology	5.7%
Financials	11.1%
Consumer Discretionary	11.2%
Industrials	14.0%
Communication Services	14.5%

C000034867
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Fund Shares
Trading Symbol	USHYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$41	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,040,574,000
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,040,574
Number of Holdings	475
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.0%
Cash Flow CLO	3.1%
Consumer Staples	4.2%
Energy	4.6%
Materials	5.5%
Information Technology	5.7%
Financials	11.1%
Consumer Discretionary	11.2%
Industrials	14.0%
Communication Services	14.5%

C000066837
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Institutional Shares
Trading Symbol	UIHIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$35	0.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,040,574,000
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,040,574
Number of Holdings	475
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.0%
Cash Flow CLO	3.1%
Consumer Staples	4.2%
Energy	4.6%
Materials	5.5%
Information Technology	5.7%
Financials	11.1%
Consumer Discretionary	11.2%
Industrials	14.0%
Communication Services	14.5%

C000220609
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class A
Trading Symbol	UINCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 4,528,601,000
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%

C000175748
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class R6
Trading Symbol	URIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.43%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 4,528,601,000
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%

C000034868
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Fund Shares
Trading Symbol	USAIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$31	0.59%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 4,528,601,000
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%

C000066838
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Institutional Shares
Trading Symbol	UIINX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.53%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 4,528,601,000
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%

C000034869
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Fund Shares
Trading Symbol	USISX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$40	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,662,582,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,662,582
Number of Holdings	144
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Real Estate	5.4%
Consumer Discretionary	6.6%
Materials	6.8%
Energy	7.1%
Information Technology	8.3%
Consumer Staples	11.1%
Industrials	13.0%
Health Care	16.1%
Financials	19.1%

C000066839
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Institutional Shares
Trading Symbol	UIISX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$40	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,662,582,000
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,662,582
Number of Holdings	144
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Real Estate	5.4%
Consumer Discretionary	6.6%
Materials	6.8%
Energy	7.1%
Information Technology	8.3%
Consumer Staples	11.1%
Industrials	13.0%
Health Care	16.1%
Financials	19.1%

C000034875
Shareholder Report [Line Items]
Fund Name	Victory Money Market Fund
Class Name	Fund Shares
Trading Symbol	USAXX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Money Market Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$32	0.62%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 2,064,886,000
Holdings Count | Holding	46
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,064,886
Number of Holdings	46
7 Day Net Yield	4.46%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Commercial Paper	55.5%
Repurchase Agreements	24.9%
Certificates of Deposit	12.1%
U.S. Treasury Obligations	4.8%
OtherFootnote Reference*	2.5%

C000220618
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class A
Trading Symbol	UANQX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 6,789,843,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

C000220620
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class C
Trading Symbol	UCNQX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$78	1.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%
AssetsNet	$ 6,789,843,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

C000179381
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class R6
Trading Symbol	URNQX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$16	0.29%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
AssetsNet	$ 6,789,843,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

C000034876
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Fund Shares
Trading Symbol	USNQX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$23	0.42%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
AssetsNet	$ 6,789,843,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

C000220619
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Institutional Shares
Trading Symbol	UINQX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.43%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 6,789,843,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

C000220624
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Class A
Trading Symbol	USTCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$69	1.27%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.27%
AssetsNet	$ 1,223,617,000
Holdings Count | Holding	268
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,223,617
Number of Holdings	268
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.4%
Financials	2.2%
Consumer Discretionary	3.0%
Communication Services	14.5%
Health Care	17.1%
Information Technology	61.6%

C000034880
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Fund Shares
Trading Symbol	USSCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$52	0.96%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 1,223,617,000
Holdings Count | Holding	268
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,223,617
Number of Holdings	268
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.4%
Financials	2.2%
Consumer Discretionary	3.0%
Communication Services	14.5%
Health Care	17.1%
Information Technology	61.6%

C000220627
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class A
Trading Symbol	UASBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 2,642,788,000
Holdings Count | Holding	922
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%

C000175751
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URSBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$17	0.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,642,788,000
Holdings Count | Holding	922
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%

C000034882
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	USSBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,642,788,000
Holdings Count | Holding	922
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%

C000066843
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UISBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$25	0.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 2,642,788,000
Holdings Count | Holding	922
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%

C000034883
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Fund Shares
Trading Symbol	USCAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$53	1.01%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 872,562,000
Holdings Count | Holding	543
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$872,562
Number of Holdings	543
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Communication Services	2.6%
Materials	4.6%
Energy	5.0%
Real Estate	5.0%
Consumer Discretionary	11.6%
Information Technology	13.8%
Industrials	16.4%
Health Care	17.3%
Financials	18.4%

C000066844
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Institutional Shares
Trading Symbol	UISCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$49	0.93%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 872,562,000
Holdings Count | Holding	543
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$872,562
Number of Holdings	543
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Communication Services	2.6%
Materials	4.6%
Energy	5.0%
Real Estate	5.0%
Consumer Discretionary	11.6%
Information Technology	13.8%
Industrials	16.4%
Health Care	17.3%
Financials	18.4%

C000066375
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2030 Fund
Class Name	Fund Shares
Trading Symbol	URTRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Target Retirement 2030 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.03%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,233,927,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,233,927
Number of Holdings	33
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Government Securities Fund, Institutional Shares	15.7%
Victory Global Managed Volatility Fund, Institutional Shares	9.2%
Victory Target Managed Allocation Fund	8.5%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	5.4%
Victory Short-Term Bond Fund, Institutional Shares	5.4%
Victory RS International Fund, Class R6	5.2%
Victory 500 Index Fund, Reward Shares	4.7%
Victory High Income Fund, Institutional Shares	4.0%
Victory Trivalent International Fund-Core Equity, Class R6	3.8%
VictoryShares Corporate Bond ETF	3.7%

C000066376
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2040 Fund
Class Name	Fund Shares
Trading Symbol	URFRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Target Retirement 2040 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$1	0.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 1,587,662,000
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,587,662
Number of Holdings	34
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Global Managed Volatility Fund, Institutional Shares	12.4%
Victory Target Managed Allocation Fund	11.5%
Victory RS International Fund, Class R6	6.6%
Victory 500 Index Fund, Reward Shares	6.6%
Victory Government Securities Fund, Institutional Shares	6.5%
Victory Trivalent International Fund-Core Equity, Class R6	4.8%
VictoryShares WestEnd U.S. Sector ETF	4.3%
VictoryShares International Value Momentum ETF	4.2%
Victory High Income Fund, Institutional Shares	3.6%
VictoryShares Emerging Markets Value Momentum ETF	3.2%

C000066377
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2050 Fund
Class Name	Fund Shares
Trading Symbol	URFFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Target Retirement 2050 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.03%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,002,148,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,002,148
Number of Holdings	32
Portfolio Turnover	0%Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.5%.

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Global Managed Volatility Fund, Institutional Shares	13.9%
Victory Target Managed Allocation Fund	13.2%
Victory 500 Index Fund, Reward Shares	8.0%
Victory RS International Fund, Class R6	7.1%
Victory Trivalent International Fund-Core Equity, Class R6	5.2%
VictoryShares WestEnd U.S. Sector ETF	5.0%
VictoryShares International Value Momentum ETF	4.9%
VictoryShares Emerging Markets Value Momentum ETF	3.5%
VictoryShares US Value Momentum ETF	3.5%
Victory Nasdaq-100 Index Fund, Class R6	3.3%

C000128656
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2060 Fund
Class Name	Fund Shares
Trading Symbol	URSIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Target Retirement 2060 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 149,983,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$149,983
Number of Holdings	30
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Global Managed Volatility Fund, Institutional Shares	14.3%
Victory Target Managed Allocation Fund	13.3%
Victory 500 Index Fund, Reward Shares	8.4%
Victory RS International Fund, Class R6	7.7%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory Trivalent International Fund-Core Equity, Class R6	5.1%
VictoryShares International Value Momentum ETF	4.7%
Victory Nasdaq-100 Index Fund, Class R6	3.6%
Victory Government Securities Fund, Institutional Shares	3.5%
VictoryShares US Value Momentum ETF	3.5%

C000066373
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement Income Fund
Class Name	Fund Shares
Trading Symbol	URINX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Target Retirement Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 649,592,000
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$649,592
Number of Holdings	34
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Government Securities Fund, Institutional Shares	22.0%
Victory Short-Term Bond Fund, Institutional Shares	12.1%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	8.6%
Victory High Income Fund, Institutional Shares	6.6%
VictoryShares Corporate Bond ETF	6.2%
Victory Market Neutral Income Fund, Class I	5.4%
Victory Global Managed Volatility Fund, Institutional Shares	5.4%
Victory Target Managed Allocation Fund	4.8%
Victory RS International Fund, Class R6	3.6%
VictoryShares Short-Term Bond ETF	3.4%

C000220636
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class A
Trading Symbol	USBAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 265,757,000
Holdings Count | Holding	388
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%

C000179382
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URUSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$21	0.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 265,757,000
Holdings Count | Holding	388
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%

C000092834
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	UUSTX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 265,757,000
Holdings Count | Holding	388
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%

C000130753
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UUSIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 265,757,000
Holdings Count | Holding	388
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%

C000034890
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Fund Shares
Trading Symbol	UVALX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$50	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,310,692,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,310,692
Number of Holdings	184
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Materials	4.9%
Consumer Discretionary	5.6%
Energy	5.7%
Communication Services	5.8%
Consumer Staples	7.2%
Information Technology	10.8%
Health Care	15.2%
Industrials	15.8%
Financials	20.0%

C000066845
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Institutional Shares
Trading Symbol	UIVAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$48	0.91%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,310,692,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,310,692
Number of Holdings	184
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Materials	4.9%
Consumer Discretionary	5.6%
Energy	5.7%
Communication Services	5.8%
Consumer Staples	7.2%
Information Technology	10.8%
Health Care	15.2%
Industrials	15.8%
Financials	20.0%